Pay vs Performance Disclosure	12 Months Ended
	Jan. 27, 2024 USD ($)	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2024 PAY VERSUS PERFORMANCE TABLE AND SUPPORTING NARRATIVE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the company. For further information about how we align executive compensation with the company’s performance, see “Compensation Discussion & Analysis” on page 33 above.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(7)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3)(7)	Value of Initial Fixed $100 Investment Based On:		Net Income(5)	Operating Cash Flow to Qualifying Net Income Ratio(6)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2024	$7,207,277	$9,482,848	$2,436,368	$2,868,769	$258	$115	$219	1.15x
2023	$7,131,438	$8,610,554	$1,888,781	$1,797,502	$208	$203	$142	1.14x
2022	$4,801,952	$3,630,008	$1,715,928	$1,430,384	$190	$150	$49	6.55x
2021	$5,235,281	$12,824,898	$2,131,607	$3,951,356	$182	$119	$34	4.40x

Company Selected Measure Name	operating cash flow to qualifying net income
Named Executive Officers, Footnote [Text Block]
(1)	Reflects compensation for our Chief Executive Officer, Mr. Nielsen, who served as our Principal Executive Officer (PEO) for each of the last four years.

Peer Group Issuers, Footnote [Text Block]
(4)	The Peer Group selected for Total Shareholder Return (TSR) comparisons is the S&P Composite 1500 Construction & Engineering index.

PEO Total Compensation Amount	$ 7,207,277	$ 7,131,438	$ 4,801,952	$ 5,235,281
PEO Actually Paid Compensation Amount	$ 9,482,848	8,610,554	3,630,008	12,824,898
Adjustment To PEO Compensation, Footnote [Text Block]
(7)	The following adjustments were made to SCT total compensation to determine “compensation actually paid” for our NEOs. No adjustments were required in respect of pension plans, modifications to prior option grants, or dividend payments as none of these items are applicable to Dycom during the reported timeframe.

	PEO				Other NEO Average
Adjustments	2024	2023	2022	2021	2024	2023	2022	2021
Summary Compensation Table Total	$7,207,277	$7,131,438	$4,801,952	$5,235,281	$2,436,368	$1,888,781	$1,715,928	$2,131,607
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$2,171,092	$1,993,378	$1,760,679	$1,231,419	$1,013,187	$768,571	$734,251	$983,267
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$1,477,438	$1,369,392	$1,193,495	$926,138	$211,074	$130,093	$90,611	$—
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding(a)	$3,812,099	$3,198,813	$2,388,460	$7,914,808	$1,398,545	$760,357	$601,547	$2,378,984
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding(a)	$937,718	$958,486	$(876,896)	$1,848,158	$297,844	$137,144	$(121,022)	$413,974
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY(a)	$—	$—	$—	$—	$—	$—	$—	$—
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY(a)	$1,174,284	$684,586	$270,666	$(15,793)	$(39,728)	$61,747	$58,793	$10,058
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions(a)	$—	$—	$—	$—	$—	$151,863	$—	$—
Compensation Actually Paid	$9,482,848	$8,610,554	$3,630,008	$12,824,898	$2,868,769	$1,797,502	$1,430,384	$3,951,356
(a)
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.
Restricted stock units are valued based on the last sale price on the relevant measurement date. Options are valued using a Black Scholes model with assumptions established as at the relevant measurement date. Performance stock units are valued by applying the probable or actual outcome based on performance through the measurement date, multiplied by the last sale price on the relevant measurement date.

Fair Values Per Share	Grant Year
	2024	2023	2022	2021	2020	2019	2018	2017
RSUs	$115.18	$92.73	$84.53 - $94.71	$81.14 - $94.71	$26.34 - $94.71	$26.34 - $120.43	$44.51 - $82.95	$44.51 - $109.11
Stock Options	$48.34	$58.67	$50.49 - $59.27	$58.21 - $73.64	$9.61 - $53.22	$4.91 - $41.57	$12.18 - $34.71	$10.94 - $28.77

	Grant Year
Assumed Payout Factors	2024	2023	2022	2021	2020	2019	2018
PSUs	100% - 101%	98% - 100%	0% - 100%	42% - 117%	0% - 100%	8% - 40%	0% - 17%

Non-PEO NEO Average Total Compensation Amount	$ 2,436,368	1,888,781	1,715,928	2,131,607
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,868,769	1,797,502	1,430,384	3,951,356
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)	The following adjustments were made to SCT total compensation to determine “compensation actually paid” for our NEOs. No adjustments were required in respect of pension plans, modifications to prior option grants, or dividend payments as none of these items are applicable to Dycom during the reported timeframe.

	PEO				Other NEO Average
Adjustments	2024	2023	2022	2021	2024	2023	2022	2021
Summary Compensation Table Total	$7,207,277	$7,131,438	$4,801,952	$5,235,281	$2,436,368	$1,888,781	$1,715,928	$2,131,607
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$2,171,092	$1,993,378	$1,760,679	$1,231,419	$1,013,187	$768,571	$734,251	$983,267
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$1,477,438	$1,369,392	$1,193,495	$926,138	$211,074	$130,093	$90,611	$—
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding(a)	$3,812,099	$3,198,813	$2,388,460	$7,914,808	$1,398,545	$760,357	$601,547	$2,378,984
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding(a)	$937,718	$958,486	$(876,896)	$1,848,158	$297,844	$137,144	$(121,022)	$413,974
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY(a)	$—	$—	$—	$—	$—	$—	$—	$—
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY(a)	$1,174,284	$684,586	$270,666	$(15,793)	$(39,728)	$61,747	$58,793	$10,058
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions(a)	$—	$—	$—	$—	$—	$151,863	$—	$—
Compensation Actually Paid	$9,482,848	$8,610,554	$3,630,008	$12,824,898	$2,868,769	$1,797,502	$1,430,384	$3,951,356
(a)
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.
Restricted stock units are valued based on the last sale price on the relevant measurement date. Options are valued using a Black Scholes model with assumptions established as at the relevant measurement date. Performance stock units are valued by applying the probable or actual outcome based on performance through the measurement date, multiplied by the last sale price on the relevant measurement date.

Fair Values Per Share	Grant Year
	2024	2023	2022	2021	2020	2019	2018	2017
RSUs	$115.18	$92.73	$84.53 - $94.71	$81.14 - $94.71	$26.34 - $94.71	$26.34 - $120.43	$44.51 - $82.95	$44.51 - $109.11
Stock Options	$48.34	$58.67	$50.49 - $59.27	$58.21 - $73.64	$9.61 - $53.22	$4.91 - $41.57	$12.18 - $34.71	$10.94 - $28.77

	Grant Year
Assumed Payout Factors	2024	2023	2022	2021	2020	2019	2018
PSUs	100% - 101%	98% - 100%	0% - 100%	42% - 117%	0% - 100%	8% - 40%	0% - 17%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus Operating Cash Flow to Net Income Ratio
Tabular List [Table Text Block]

Tabular List of Company Performance Measures

For the fiscal year ending ended January 27, 2024, operating cash flow to qualifying net income ratio is identified as the most important financial performance measure in linking “compensation actually paid” to Dycom performance and is included in the pay versus performance table. The other most important measures for pay versus performance purposes comprise contract revenue and pre-tax income. The following table lists the collective ‘most important’ measures alphabetically.

Tabular List of Most Important Measures
(1) Contract Revenue
(2) Operating Cash Flow to Qualifying Net Income Ratio
(3) Pre-Tax Income

Further details on how these measures feature in our executive compensation program can be found in the Compensation Discussion & Analysis.

Total Shareholder Return Amount	$ 258	208	190	182
Peer Group Total Shareholder Return Amount	115	203	150	119
Net Income (Loss) Attributable to Parent	$ 219,000,000	$ 142,000,000	$ 49,000,000	$ 34,000,000
Company Selected Measure Amount	1,150,000	1,140,000	6,550,000	4,400,000
PEO Name	Mr. Nielsen	Mr. Nielsen	Mr. Nielsen	Mr. Nielsen
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	(1) Contract Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	(2) Operating Cash Flow to Qualifying Net Income Ratio
Non-GAAP Measure Description [Text Block]
(6)	The company-selected measure is the ratio of operating cash flow to qualifying net income attained. Qualifying net income is tax affected adjusted operating income. Adjusted operating income is income before income taxes excluding (a) asset impairments, (b) amounts for performance share compensation, (c) amounts recorded for changes to the Company’s capital structure, and (d) amounts for amortization of debt discount. Adjusted operating income is reduced by (a) income taxes using the Company’s effective tax rate and (b) amounts included in the provision for income taxes due to the application of FASB Accounting Standards Update No. 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting to arrive at Qualifying Net Income.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	(3) Pre-Tax Incom
P E O Deductionforamountreportedin Stock Awardscolumnofthe Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,171,092	$ 1,993,378	$ 1,760,679	$ 1,231,419
Non P E O Deductionforamountreportedin Stock Awardscolumnofthe Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,013,187	768,571	734,251	983,267
P E O Deductionforamountsreportedin Option Awardscolumnofthe Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,477,438	1,369,392	1,193,495	926,138
Non P E O Deductionforamountsreportedin Option Awardscolumnofthe Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	211,074	130,093	90,611	0
P E O Addition Of Fair Value At Fiscal Year End Of Equity Awards Granted During The F Y That Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,812,099	3,198,813	2,388,460	7,914,808
Non P E O Addition Of Fair Value At Fiscal Year End Of Equity Awards Granted During The F Y That Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,398,545	760,357	601,547	2,378,984
P E O Addition Of Change In Fair Value At F Y End Versus Prior F Y End For Awards Granted In Prior F Y That Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	937,718	958,486	(876,896)	1,848,158
Non P E O Addition Of Change In Fair Value At F Y End Versus Prior F Y End For Awards Granted In Prior F Y That Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	297,844	137,144	(121,022)	413,974
P E O Addition Of Fair Value At Vesting Date Of Equity Awards Granted During The F Y That Vested During The F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non P E O Addition Of Fair Value At Vesting Date Of Equity Awards Granted During The F Y That Vested During The F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
P E O Addition Of Change In Fair Value At Vesting Date Versus Prior F Y End For Awards Granted In Prior F Y That Vested During The F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,174,284	684,586	270,666	(15,793)
Non P E O Addition Of Change In Fair Value At Vesting Date Versus Prior F Y End For Awards Granted In Prior F Y That Vested During The F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(39,728)	61,747	58,793	10,058
P E O Deduction Of The Fair Value At The Prior F Y End For Awards Granted In Prior F Y That Failed To Meet Their Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non P E O Deduction Of The Fair Value At The Prior F Y End For Awards Granted In Prior F Y That Failed To Meet Their Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 151,863	$ 0	$ 0